Description of Organization and Summary of Significant Accounting Policies - Content , Intangible Assets (Details) - Angel Studios, Inc. CIK: 0001671941 - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Amortization period of content assets	10 years
Estimated economic useful lives	30 years
Impairment of long-lived assets write-down	$ 0	$ 0
Financing receivable, threshold period past due	30 days
Allowance for doubtful notes receivable	$ 0	$ 0